Income Taxes (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the expected statutory federal income tax provision to the Company's actual income tax provision
Expected income tax benefit at U.S. federal statutory rate									$ (191.7)	$ (257.0)	$ (73.0)
Changes in valuation allowance, income tax									569.4	(29.4)	521.5
Changes in tax reserves									(81.5)	8.8	24.5
Excess depletion									(65.3)	(72.7)	(69.4)
Foreign earnings repatriation									(71.4)	0.0	0.0
Foreign earnings provision differential									28.8	62.7	(59.6)
General business tax credits									(19.2)	(18.9)	(17.4)
Minerals resource rent tax, net of federal tax									16.1	(87.4)	77.2
Remeasurement of foreign income tax accounts	$ 1.2	$ (1.2)	$ (1.3)	$ (1.4)	$ (6.2)	$ (2.6)	$ (37.1)	$ 1.6	(2.7)	(44.3)	7.9
State income taxes, net of federal tax benefit									(2.3)	(0.2)	(1.1)
Capital loss									0.0	0.0	(118.1)
Other, net									21.0	(9.9)	(30.2)
Total income tax provision (benefit)									$ 201.2	$ (448.3)	$ 262.3